May 31, 2023

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: The Guardian Insurance & Annuity Company, Inc. (File No. 812-14449-04)

Commissioners:

On behalf of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”) is the registration statement on Form S-1 (the “Registration Statement”) for certain registered indexed linked annuity contracts.

The prospectus included in the filing describes an individual single premium deferred registered index linked annuity contract issued by GIAC. The contract is designed to help accumulate funds on a tax-deferred basis for retirement or other long-term financial purposes.

Questions or comments regarding this Registration Statement should be directed to the undersigned.

Sincerely,

/s/ Patrick D. Ivkovich

Patrick D. Ivkovich

Senior Counsel

Phone: 212-598-8714

Email: Patrick_Ivkovich@glic.com